Debt issued designated at fair value (Detail 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Issued debt instruments
Equity-linked	$ 46,269	$ 41,901
Rates-linked	16,880	16,276
Credit-linked	4,506	2,170
Fixed-rate	14,295	6,538
Commodity-linked	3,704	4,294
Other	687	663
Total debt issued designated at fair value	86,341	71,842
of which: issued by UBS AG with original maturity greater than one year	$ 73,544	$ 57,750
Unsecured portion of issued debt instruments with original maturity greater than one year	100.00%	100.00%